Fair Value Measurements (Details) - Schedule of Assets And Liabilities Carried At Fair Value On A Recurring Basis - USD ($) $ in Thousands		Sep. 30, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 2 [Member] | Assets [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments		$ 58	$ 159
Foreign exchange forward contracts designated as hedging instruments		920	3
Fair Value, Inputs, Level 2 [Member] | Liabilities [Member]
Assets:
Convertible notes
Foreign exchange forward contracts not designated as hedging instruments		(7)	(38)
Foreign exchange forward contracts designated as hedging instruments		(2,129)	(1,640)
Contingent consideration	[1]
Total		(1,158)	(1,516)
Fair Value, Inputs, Level 3 [Member] | Assets [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Fair Value, Inputs, Level 3 [Member] | Liabilities [Member]
Assets:
Convertible notes		5,423	1,894
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Contingent consideration	[1]	(41,221)	(38,341)
Total		$ (35,798)	$ (36,447)

[1]	Includes $15.3 million and $14.6 million under accrued expenses and other current liabilities in the Company's consolidated balance sheets as of September 30, 2023 and December 31, 2022, respectively.